Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue		$ 214,415,912	$ 108,176,683	$ 95,257,538
Ocean Freight Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue		213,993,072	105,387,225	94,523,562
Vessel Services Revenue and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 422,840	$ 2,789,458	$ 733,976

[1]	For the years ended October 31, 2025, 2024 and 2023, these revenues included $422,840, $nil and $nil, respectively of revenue from consulting services provided to customers related to onboard carbon capture technologies.